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To the Board of Trustees of Thrivent Mutual Funds and Shareholders of each of the twenty-three funds listed in
Appendix A
In planning and performing our audits of the financial statements of the funds listed in Appendix A (twenty-three of the funds constituting Thrivent Mutual Funds, hereafter collectively referred to as the “Funds”) as of and for the year ended October 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United
States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2)
provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.
Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’
internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2021.
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

This report is intended solely for the information and use of the Board of Trustees of Thrivent Mutual Funds and the
Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
December 17, 2021
Appendix A
Fund Period
Thrivent Aggressive Allocation Fund Year ended October 31, 2021
Thrivent Balanced Income Plus Fund Year ended October 31, 2021
Thrivent Global Stock Fund Year ended October 31, 2021
Thrivent Government Bond Fund Year ended October 31, 2021
Thrivent High Income Municipal Bond Fund Year ended October 31, 2021
Thrivent High Yield Fund Year ended October 31, 2021
Thrivent Income Fund Year ended October 31, 2021
Thrivent International Allocation Fund Year ended October 31, 2021
Thrivent Large Cap Growth Fund Year ended October 31, 2021
Thrivent Large Cap Value Fund Year ended October 31, 2021
Thrivent Limited Maturity Bond Fund Year ended October 31, 2021
Thrivent Low Volatility Equity Fund Year ended October 31, 2021
Thrivent Mid Cap Growth Fund Year ended October 31, 2021
Thrivent Mid Cap Stock Fund Year ended October 31, 2021
Thrivent Mid Cap Value Fund Year ended October 31, 2021
Thrivent Moderate Allocation Fund Year ended October 31, 2021
Thrivent Moderately Aggressive Allocation Fund Year ended October 31, 2021
Thrivent Moderately Conservative Allocation Fund Year ended October 31, 2021
Thrivent Money Market Fund Year ended October 31, 2021
Thrivent Municipal Bond Fund Year ended October 31, 2021
Thrivent Opportunity Income Plus Fund Year ended October 31, 2021
Thrivent Small Cap Growth Fund Year ended October 31, 2021
Thrivent Small Cap Stock Fund Year ended October 31, 2021